SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012

Cash and restricted cash:
Canada	$704,973	$1,163,651	$2,152,984
Ghana	367,086	362,952	376,893
Total cash and restricted cash	1,072,059	1,526,603	2,529,877
Capital assets
Canada	—	—	—
Ghana	1,367,157	1,678,235	1,922,894
Total capital assets	1,367,157	1,678,235	1,922,894
Total	$2,439,216	$3,204,838	$4,452,771